Leases - Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lessee Disclosure [Abstract]
Operating cash payments for operating leases	¥ 110,206	$ 15,522	¥ 129,803	¥ 190,407
Operating cash payments for finance leases	2,878	405	3,872	1,004
Financing cash payments for finance leases	¥ 27,666	$ 3,897	¥ 38,132	¥ 14,473